Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Inventories
Raw materials	$ 95,065	$ 113,306
Work in process	15,898	37,538
Finished goods	31,324	60,796
Total	$ 142,287	$ 211,640